OTHER EXPENSES BY FUNCTION (Tables)	12 Months Ended
Dec. 31, 2025
OTHER EXPENSES BY FUNCTION
Schedule of other expenses by function

	01.01.2025		01.01.2024		01.01.2023
Description	12.31.2025		12.31.2024		12.31.2023
	ThCh$		ThCh$		ThCh$
Contingencies and non-operating fees	(15,924,999)		(19,376,723)		(11,145,708)
Tax on bank debits	(7,112,673)		(7,862,779)		(4,403,347)
Write-offs, disposals and loss on sale of property, plant and equipment	(3,823,917)		(5,805,588)		(8,072,422)	(3)
Others	(3,252,844)	(1)	(3,604,939)	(2)	(2,820,106)	(4)
Total	(30,114,433)		(36,650,029)		(26,441,583)
(1)	Includes expenses related to the process of closing Red de Transportes Comerciales Ltda.
(2)	Includes the loss due to the impairment provision for Rights in Chile related to AdeS. See Note 2.8.
(3)	Expenses for the write-off of the container yard in Operation Paraguay and Operation Chile.
(4)	Mainly due to restructuring in Operations for the year 2023.